Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Used Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	1 year
Used Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	2 years
Other Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years